September 24, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management
		RE:	Merrill Lynch International Fund
		of Mercury Funds, Inc. Post-Effective
	        Amendment No. 5 to the Registration
		Statement on Form N-1A (Securities Act File
		No. 333-56203, Investment Company Act
		No. 811-08797)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch
International Fund of Mercury Funds, Inc. (the "Fund") hereby certifies that:

(1) 	the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 17, 2003.

Very truly yours,

Merrill Lynch International Fund of
Mercury Funds, Inc.



______________________
Phillip S. Gillespie
Secretary of Fund